Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Spectrum Diversified Equity Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.77%	[1]
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.73%	[1]
T. Rowe Price Spectrum Diversified Equity Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.62%	[1]
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.58%	[1]
T. Rowe Price Spectrum Income Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.08%
Expenses (as a percentage of Assets)	0.69%	[2]
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.61%	[2]
T. Rowe Price Spectrum Income Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.08%
Expenses (as a percentage of Assets)	0.54%	[2]
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.46%	[2]
T. Rowe Price Spectrum International Equity Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
T. Rowe Price Spectrum International Equity Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%

[1]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[2]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.